UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Central Fund

June 30, 2016

IPB-QTLY-0816
1.938137.104

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$23,221,161	$27,350,402
2.375% 1/15/25	31,869,835	38,092,569
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	60,409,075	61,323,006
0.125% 4/15/19	59,930,835	61,215,089
0.125% 4/15/20	59,914,967	61,317,798
0.125% 4/15/21	18,894,999	19,373,712
0.125% 1/15/22	48,020,279	48,997,662
0.125% 7/15/22	49,601,460	50,767,817
0.125% 1/15/23	49,831,585	50,543,998
0.125% 7/15/24	48,475,545	49,021,498
0.25% 1/15/25	48,537,178	49,325,374
0.375% 7/15/23	49,372,379	51,111,906
0.375% 7/15/25	48,673,810	50,162,525
0.625% 7/15/21	43,560,463	45,896,186
0.625% 1/15/24	49,281,685	51,650,135
0.625% 1/15/26	43,681,057	46,034,397
1.125% 1/15/21	41,000,313	43,891,556
1.25% 7/15/20	35,998,045	38,715,585
1.375% 7/15/18	18,271,905	19,170,129
1.375% 1/15/20	23,325,757	24,920,558
1.625% 1/15/18	18,384,062	19,083,270
1.875% 7/15/19	19,232,171	20,819,301
2.125% 1/15/19	16,895,418	18,130,721
2.625% 7/15/17	17,496,390	18,214,820
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $944,156,460)		965,130,014
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.43% (a)
(Cost $40,365)	40,365	40,365
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $944,196,825)		965,170,379
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,244,264
NET ASSETS - 100%		$967,414,643

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$965,130,014	$--	$965,130,014	$--
Money Market Funds	40,365	40,365	--	--
Total Investments in Securities:	$965,170,379	$40,365	$965,130,014	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $946,165,700. Net unrealized appreciation aggregated $19,004,679, of which $19,442,248 related to appreciated investment securities and $437,569 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

June 30, 2016

TP1-QTLY-0816
1.816017.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 1.8%
General Motors Co.:
3.5% 10/2/18	$6,330,000	$6,517,210
5.2% 4/1/45	2,719,000	2,695,489
6.25% 10/2/43	1,080,000	1,200,425
6.6% 4/1/36	3,355,000	3,849,081
6.75% 4/1/46	5,623,000	6,674,046
General Motors Financial Co., Inc.:
2.625% 7/10/17	2,000,000	2,018,508
3.15% 1/15/20	10,728,000	10,860,866
3.25% 5/15/18	3,325,000	3,393,921
3.5% 7/10/19	7,458,000	7,717,128
4.25% 5/15/23	3,750,000	3,857,010
4.375% 9/25/21	36,356,000	38,368,959
4.75% 8/15/17	3,460,000	3,570,187
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	37,000,000	37,166,315
		127,889,145
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,475,000	4,969,684
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	1,416,000	1,478,454
3.7% 1/30/26	3,733,000	4,035,328
4.7% 12/9/35	1,927,000	2,174,939
4.875% 12/9/45	3,024,000	3,525,972
		11,214,693
Media - 1.7%
21st Century Fox America, Inc. 7.75% 12/1/45	3,776,000	5,519,088
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	9,542,000	10,273,614
4.908% 7/23/25 (a)	6,415,000	6,991,689
6.484% 10/23/45 (a)	627,000	749,107
Discovery Communications LLC 3.25% 4/1/23	821,000	808,523
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	18,235,648
4.5% 9/15/42	2,999,000	2,796,837
5.5% 9/1/41	2,836,000	2,976,694
5.85% 5/1/17	2,001,000	2,071,401
6.55% 5/1/37	12,789,000	14,921,949
7.3% 7/1/38	4,675,000	5,857,256
8.25% 4/1/19	13,760,000	15,978,126
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,374,215
6.2% 3/15/40	7,609,000	9,350,685
Viacom, Inc. 4.25% 9/1/23	15,137,000	15,732,187
		117,637,019

TOTAL CONSUMER DISCRETIONARY		261,710,541

CONSUMER STAPLES - 2.6%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,074,000	15,620,568
3.3% 2/1/23	16,234,000	17,079,402
3.65% 2/1/26	17,610,000	18,848,194
4.7% 2/1/36	15,370,000	17,292,218
4.9% 2/1/46	17,579,000	20,591,478
		89,431,860
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	4,175,000	4,495,753
3.875% 7/20/25	6,993,000	7,695,810
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,397,797
3.3% 11/18/21	5,048,000	5,294,146
		21,883,506
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	2,063,000	2,079,306
Tobacco - 1.0%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,549,585
5.375% 1/31/44	6,961,000	8,930,768
9.25% 8/6/19	1,502,000	1,851,708
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	8,382,233
4.25% 7/21/25 (a)	7,942,000	8,601,480
Reynolds American, Inc.:
2.3% 6/12/18	2,779,000	2,823,970
4% 6/12/22	5,439,000	5,911,791
5.7% 8/15/35	2,047,000	2,492,646
6.15% 9/15/43	7,130,000	9,319,067
7.25% 6/15/37	9,291,000	12,634,812
		65,498,060

TOTAL CONSUMER STAPLES		178,892,732

ENERGY - 8.7%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	4,805,900
5.35% 3/15/20 (a)	4,099,000	4,017,020
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,504,595
Halliburton Co.:
3.8% 11/15/25	3,856,000	4,008,231
4.85% 11/15/35	3,367,000	3,647,922
5% 11/15/45	4,614,000	5,030,224
Noble Holding International Ltd.:
5% 3/16/18 (b)	569,000	560,465
6.95% 4/1/25 (b)	3,629,000	2,894,128
7.95% 4/1/45	3,503,000	2,460,858
Transocean, Inc. 5.55% 12/15/16 (b)	3,323,000	3,356,230
		34,285,573
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,502,236
5.55% 3/15/26	4,842,000	5,349,451
6.6% 3/15/46	6,610,000	7,986,473
BP Capital Markets PLC:
1.674% 2/13/18	40,543,000	40,853,965
2.315% 2/13/20	27,304,000	27,950,095
4.5% 10/1/20	3,295,000	3,651,222
Cenovus Energy, Inc. 5.7% 10/15/19	6,118,000	6,471,076
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,496,000	1,500,823
3.3% 6/1/20	7,369,000	7,619,575
4.5% 6/1/25	2,235,000	2,403,546
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,677,373
2.7% 4/1/19	6,241,000	5,980,176
3.875% 3/15/23	9,216,000	8,386,560
5.6% 4/1/44	9,458,000	8,086,590
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,511,000	3,630,743
Enable Midstream Partners LP:
2.4% 5/15/19	2,382,000	2,236,674
3.9% 5/15/24	2,513,000	2,240,837
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	811,295
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,260,723
2.55% 10/15/19	1,568,000	1,611,271
3.7% 2/15/26	8,000,000	8,376,320
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,631,000	3,629,435
6.55% 9/15/40	671,000	699,936
Kinder Morgan, Inc. 3.05% 12/1/19	43,821,000	44,278,667
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,005,901
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,694,000	1,853,433
MPLX LP 4% 2/15/25	1,128,000	1,025,088
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	2,964,728
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	36,682,201
4.875% 3/17/20	22,800,000	21,375,000
5.625% 5/20/43	20,715,000	14,707,650
6.25% 3/17/24	1,950,000	1,730,625
7.25% 3/17/44	22,238,000	18,235,160
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	20,882,000	19,126,868
6.125% 10/6/16	31,000,000	31,155,000
Petroleos Mexicanos:
3.5% 7/23/20	69,400,000	69,338,234
4.5% 1/23/26	11,975,000	11,524,740
4.875% 1/18/24	5,463,000	5,538,389
5.625% 1/23/46	10,000,000	9,115,000
6.375% 1/23/45	21,014,000	21,119,070
6.5% 6/2/41	22,489,000	22,770,113
Phillips 66 Partners LP 2.646% 2/15/20	617,000	620,425
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,636,000	8,470,215
Southwestern Energy Co.:
3.3% 1/23/18	2,921,000	2,985,262
4.05% 1/23/20	5,300,000	5,207,250
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,805,955
Spectra Energy Partners LP 2.95% 9/25/18	1,225,000	1,248,492
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	1,960,275
4.55% 6/24/24	24,070,000	22,108,295
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,684,488
4.65% 7/1/26	1,646,000	1,642,642
5.375% 6/1/21	7,378,000	7,779,710
Williams Partners LP:
4% 11/15/21	1,074,000	1,047,671
4.125% 11/15/20	1,086,000	1,075,782
4.3% 3/4/24	5,461,000	5,139,527
		564,238,251

TOTAL ENERGY		598,523,824

FINANCIALS - 22.8%
Banks - 9.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	7,090,000	7,086,455
4% 4/14/19 (a)	7,945,000	7,841,715
5.5% 7/12/20 (a)	32,172,000	33,137,160
5.75% 9/26/23 (a)	4,669,000	4,783,391
Bank of America Corp.:
3.95% 4/21/25	10,000,000	10,167,460
4.25% 10/22/26	7,558,000	7,842,460
4.45% 3/3/26	7,328,000	7,668,444
5.65% 5/1/18	3,780,000	4,050,829
5.875% 1/5/21	3,255,000	3,734,396
Barclays PLC:
2.75% 11/8/19	6,297,000	6,252,562
4.375% 1/12/26	7,220,000	7,290,034
Capital One NA 2.95% 7/23/21	10,312,000	10,597,931
Citigroup, Inc.:
3.875% 3/26/25	15,450,000	15,613,492
4.05% 7/30/22	2,408,000	2,545,444
4.3% 11/20/26	17,000,000	17,523,702
5.5% 9/13/25	2,779,000	3,116,543
Citizens Bank NA:
2.3% 12/3/18	5,669,000	5,743,185
2.55% 5/13/21	2,275,000	2,297,213
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796,000	7,080,263
4.3% 12/3/25	14,216,000	14,970,386
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,689,754
3.75% 3/26/25	7,780,000	7,618,269
3.8% 9/15/22	11,780,000	11,832,480
3.8% 6/9/23 (a)	12,499,000	12,474,214
Discover Bank:
4.2% 8/8/23	9,938,000	10,508,700
7% 4/15/20	5,075,000	5,780,395
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,230,330
8.25% 3/1/38	1,976,000	2,955,223
HBOS PLC 6.75% 5/21/18 (a)	3,118,000	3,344,376
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,978,993
5.25% 3/14/44	2,847,000	3,000,143
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,421,124
Huntington National Bank:
1.7% 2/26/18	41,948,000	42,156,649
2% 6/30/18	8,000,000	8,079,416
2.4% 4/1/20	56,000,000	56,843,136
ING Bank NV 5.8% 9/25/23 (a)	3,538,000	3,888,931
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	5,036,000	4,628,401
JPMorgan Chase & Co.:
3.875% 9/10/24	56,293,000	58,242,708
4.125% 12/15/26	50,863,000	53,919,358
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,470,152
PNC Bank NA 2.3% 6/1/20	3,650,000	3,739,294
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,776,476
Regions Bank 6.45% 6/26/37	7,667,000	9,154,160
Regions Financial Corp.:
2% 5/15/18	6,384,000	6,395,159
3.2% 2/8/21	4,129,000	4,250,397
Royal Bank of Canada 4.65% 1/27/26	17,945,000	19,209,710
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	39,905,754
6% 12/19/23	41,227,000	41,907,946
6.1% 6/10/23	22,609,000	23,131,336
6.125% 12/15/22	11,163,000	11,708,234
		659,584,283
Capital Markets - 5.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,458,000	8,453,230
4.25% 2/15/24	3,486,000	3,691,486
Credit Suisse AG 6% 2/15/18	13,023,000	13,758,526
Deutsche Bank AG 4.5% 4/1/25	17,307,000	16,004,666
Deutsche Bank AG London Branch:
1.875% 2/13/18	40,527,000	40,273,260
2.85% 5/10/19	13,570,000	13,583,136
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,908,512
2.55% 10/23/19	75,150,000	76,890,098
2.625% 1/31/19	17,288,000	17,693,715
2.9% 7/19/18	10,067,000	10,330,453
5.25% 7/27/21	5,219,000	5,896,567
5.75% 1/24/22	5,977,000	6,943,989
6.75% 10/1/37	18,359,000	22,658,311
Lazard Group LLC:
4.25% 11/14/20	5,574,000	5,933,584
6.85% 6/15/17	640,000	669,290
Morgan Stanley:
2.375% 7/23/19	8,748,000	8,892,333
4% 7/23/25	10,033,000	10,748,433
4.875% 11/1/22	27,262,000	29,857,233
5% 11/24/25	15,331,000	16,780,531
5.75% 1/25/21	13,341,000	15,212,155
7.3% 5/13/19	3,747,000	4,305,153
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	8,024,416
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,739,020
		362,248,097
Consumer Finance - 0.8%
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,078,164
3.95% 11/6/24	5,006,000	5,133,072
5.2% 4/27/22	3,503,000	3,843,138
Ford Motor Credit Co. LLC 2.24% 6/15/18	9,072,000	9,161,268
Hyundai Capital America:
1.875% 8/9/16 (a)	1,801,000	1,801,937
2% 3/19/18 (a)	10,511,000	10,576,904
2.125% 10/2/17 (a)	7,543,000	7,591,004
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,834,871
3% 8/15/19	2,690,000	2,743,079
3.75% 8/15/21	4,062,000	4,208,431
4.25% 8/15/24	4,089,000	4,233,620
		55,205,488
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	2,959,000	3,038,227
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,910,810
		7,949,037
Insurance - 1.9%
American International Group, Inc.:
2.3% 7/16/19	20,041,000	20,392,399
3.3% 3/1/21	3,435,000	3,580,836
3.75% 7/10/25	13,815,000	14,086,976
Aon Corp. 5% 9/30/20	1,574,000	1,758,149
Aon PLC 4% 11/27/23	13,880,000	14,834,292
Five Corners Funding Trust 4.419% 11/15/23 (a)	7,020,000	7,579,269
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (a)(b)	11,559,000	10,200,818
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	6,026,345
6.5% 3/15/35 (a)	4,626,000	5,678,378
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,280,466
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,824,000	8,439,688
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,111,000	6,236,272
Pacific LifeCorp 6% 2/10/20 (a)	1,301,000	1,454,636
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,589,418
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	9,676,000	10,750,191
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,220,000
4.125% 11/1/24 (a)	3,142,000	3,302,135
Unum Group:
5.625% 9/15/20	3,364,000	3,777,200
5.75% 8/15/42	2,979,000	3,291,178
		128,478,646
Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,613,143
4.6% 4/1/22	1,840,000	1,990,746
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,664,314
American Tower Corp. 2.8% 6/1/20	14,800,000	15,146,557
AvalonBay Communities, Inc. 3.625% 10/1/20	3,128,000	3,339,087
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,239,012
4.25% 1/15/24	5,830,000	6,317,178
Corporate Office Properties LP 5% 7/1/25	3,811,000	4,019,366
DDR Corp.:
3.5% 1/15/21	21,013,000	21,651,963
3.625% 2/1/25	3,555,000	3,567,211
4.25% 2/1/26	2,872,000	3,012,406
4.625% 7/15/22	3,879,000	4,195,080
4.75% 4/15/18	4,014,000	4,187,935
7.5% 4/1/17	2,084,000	2,172,487
Duke Realty LP:
3.25% 6/30/26	1,063,000	1,078,325
4.375% 6/15/22	13,137,000	14,276,136
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,626,503
6% 9/15/17	3,170,000	3,322,436
ERP Operating LP:
2.375% 7/1/19	4,920,000	5,039,723
4.75% 7/15/20	3,181,000	3,527,172
Federal Realty Investment Trust 5.9% 4/1/20	1,116,000	1,273,408
Government Properties Income Trust 3.75% 8/15/19	7,823,000	8,024,466
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,404,443
4.7% 9/15/17	946,000	980,493
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,739,455
HRPT Properties Trust 6.65% 1/15/18	2,850,000	2,975,600
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,802,789
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,759,000	8,736,139
4.5% 1/15/25	2,500,000	2,537,495
4.5% 4/1/27	26,195,000	26,104,653
4.95% 4/1/24	2,418,000	2,516,604
5.25% 1/15/26	9,242,000	9,771,363
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,655,145
5% 12/15/23	1,288,000	1,356,734
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,159,488
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,652,003
4.6% 4/1/24	14,578,000	14,963,238
		210,640,296
Real Estate Management & Development - 2.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,957,803
4.1% 10/1/24	7,694,000	7,843,679
4.55% 10/1/29	7,694,000	7,941,831
4.95% 4/15/18	4,871,000	5,111,364
5.7% 5/1/17	2,297,000	2,372,569
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	20,355,113
Digital Realty Trust LP 3.95% 7/1/22	5,362,000	5,617,526
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,623,710
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,897,292
Liberty Property LP:
3.375% 6/15/23	3,033,000	3,073,372
4.125% 6/15/22	2,690,000	2,844,403
4.75% 10/1/20	4,767,000	5,204,901
5.5% 12/15/16	3,166,000	3,226,512
6.625% 10/1/17	3,452,000	3,656,907
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,136,793
3.15% 5/15/23	10,776,000	9,942,045
4.5% 4/18/22	11,607,000	11,839,709
Mid-America Apartments LP:
4% 11/15/25	1,859,000	1,958,414
4.3% 10/15/23	1,390,000	1,495,544
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,107,904
Tanger Properties LP:
3.75% 12/1/24	5,090,000	5,240,318
3.875% 12/1/23	3,062,000	3,198,225
6.125% 6/1/20	4,142,000	4,740,726
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,917,159
3.5% 2/1/25	2,171,000	2,226,456
4.125% 1/15/26	2,587,000	2,781,447
4.375% 2/1/45	1,297,000	1,278,314
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,304,612
		144,894,648

TOTAL FINANCIALS		1,569,000,495

HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	2,238,000	2,301,855
Health Care Providers & Services - 1.1%
Express Scripts Holding Co. 4.75% 11/15/21	6,771,000	7,595,627
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,689,290
4.25% 10/15/19	4,510,000	4,701,675
4.75% 5/1/23	360,000	369,000
5.875% 3/15/22	430,000	467,625
6.5% 2/15/20	38,271,000	42,337,294
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,292,648
UnitedHealth Group, Inc. 3.35% 7/15/22	2,886,000	3,091,143
		73,544,302
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	2,086,499
Pharmaceuticals - 0.5%
Actavis Funding SCS:
3% 3/12/20	6,503,000	6,700,587
3.45% 3/15/22	11,300,000	11,739,627
Mylan N.V.:
2.5% 6/7/19 (a)	3,563,000	3,610,310
3.15% 6/15/21 (a)	7,288,000	7,400,993
Perrigo Finance PLC 3.5% 12/15/21	1,819,000	1,872,211
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,230,935
		33,554,663

TOTAL HEALTH CARE		111,487,319

INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	493,912	526,634
6.648% 3/15/19	317,675	325,236
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	857,284	883,003
8.36% 1/20/19	3,441,526	3,615,667
		5,350,540
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,878,510
3.375% 6/1/21	3,658,000	3,736,720
3.75% 2/1/22	7,687,000	7,875,055
3.875% 4/1/21	7,380,000	7,601,400
4.25% 9/15/24	6,449,000	6,529,613
4.75% 3/1/20	6,486,000	6,940,020
		36,561,318
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,100,500

TOTAL INDUSTRIALS		45,012,358

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	10,203,000	10,452,055
6.02% 6/15/26 (a)	6,800,000	7,055,020
		17,507,075
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,464,000	7,791,505
4.4% 10/15/22 (a)	7,460,000	7,986,646
4.9% 10/15/25 (a)	7,464,000	7,802,171
		23,580,322

TOTAL INFORMATION TECHNOLOGY		41,087,397

MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	5,212,816
4.25% 11/15/20	1,596,000	1,744,479
		6,957,295
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	3,773,000	4,004,096
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,482,918
Barrick Gold Corp. 4.1% 5/1/23	854,000	902,951
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	3,054,000	3,215,862
6.75% 10/19/75 (a)(b)	7,585,000	8,059,063
Corporacion Nacional del Cobre de Chile (Codelco) 4.5% 8/13/23 (Reg. S)	20,000,000	21,195,620
		39,860,510

TOTAL MATERIALS		46,817,805

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
2.45% 6/30/20	5,357,000	5,469,765
3.6% 2/17/23	9,669,000	10,121,171
4.8% 6/15/44	20,188,000	20,799,757
5.875% 10/1/19	5,356,000	6,059,179
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	328,647
CenturyLink, Inc.:
5.15% 6/15/17	445,000	455,013
6% 4/1/17	1,112,000	1,139,800
6.15% 9/15/19	3,031,000	3,224,226
Embarq Corp. 7.995% 6/1/36	49,549,000	49,610,936
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	21,504,776
4.522% 9/15/48	28,764,000	29,711,342
		148,424,612
UTILITIES - 2.7%
Electric Utilities - 1.9%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	4,082,569
6.4% 9/15/20 (a)	11,762,000	13,533,639
Entergy Corp. 4% 7/15/22	8,000,000	8,589,120
Exelon Corp. 3.95% 6/15/25	7,417,000	7,933,023
FirstEnergy Corp.:
2.75% 3/15/18	17,232,000	17,446,590
4.25% 3/15/23	28,183,000	29,085,927
7.375% 11/15/31	10,199,000	12,667,117
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,487,470
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,000,000	13,195,000
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	657,310
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,999,914
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,834,253
		127,511,932
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,735,000	2,807,765
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,636,198
		4,443,963
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,748,000	1,768,133
2.7% 6/15/21 (a)	1,721,000	1,758,712
3.55% 6/15/26 (a)	2,753,000	2,811,468
		6,338,313
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9311% 9/30/66 (b)	21,923,000	16,198,510
3.4561% 6/30/66 (b)	5,100,000	4,233,000
NiSource Finance Corp. 5.45% 9/15/20	6,486,000	7,342,528
Puget Energy, Inc.:
6% 9/1/21	8,731,000	10,162,526
6.5% 12/15/20	2,803,000	3,265,436
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,850,000	3,054,513
		44,256,513

TOTAL UTILITIES		182,550,721

TOTAL NONCONVERTIBLE BONDS
(Cost $3,119,959,167)		3,183,507,804

U.S. Government and Government Agency Obligations - 11.3%
U.S. Treasury Inflation-Protected Obligations - 7.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$147,682,868	$148,748,749
1% 2/15/46	63,787,803	68,992,415
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	290,551,661	299,438,334

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		517,179,498

U.S. Treasury Obligations - 3.8%
U.S. Treasury Bonds:
2.5% 2/15/46	23,320,000	24,304,734
3% 5/15/45 (c)	69,351,000	79,783,471
3% 11/15/45	83,498,000	96,091,168
U.S. Treasury Notes 2% 8/15/25	55,621,000	58,176,118

TOTAL U.S. TREASURY OBLIGATIONS		258,355,491

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $718,000,781)		775,534,989

U.S. Government Agency - Mortgage Securities - 26.5%
Fannie Mae - 13.5%
1.912% 5/1/34 (b)	881,024	904,070
2.146% 9/1/33 (b)	462,023	475,349
2.174% 3/1/35 (b)	39,345	40,736
2.302% 6/1/36 (b)	127,680	133,720
2.305% 12/1/34 (b)	85,449	88,444
2.488% 7/1/35 (b)	404,949	425,157
2.5% 5/1/27 to 8/1/43	32,269,247	33,227,077
2.557% 10/1/33 (b)	58,701	62,129
2.596% 11/1/36 (b)	849,347	894,223
2.603% 5/1/33 (b)	11,034	11,485
2.628% 7/1/35 (b)	100,436	105,609
2.698% 8/1/36 (b)	1,574,123	1,669,076
2.714% 7/1/37 (b)	169,404	180,441
2.735% 5/1/36 (b)	303,085	322,638
2.833% 3/1/35 (b)	36,575	38,700
2.841% 5/1/35 (b)	166,288	177,121
2.993% 3/1/36 (b)	258,857	273,922
3% 5/1/27 to 5/1/46	148,352,764	154,494,836
3% 7/1/31 (d)	9,100,000	9,539,849
3% 7/1/31 (d)	5,700,000	5,975,510
3% 7/1/31 (d)	900,000	943,502
3% 7/1/31 (d)	13,900,000	14,571,857
3% 7/1/46 (d)	12,000,000	12,449,009
3.19% 3/1/36 (b)	435,875	464,272
3.5% 12/1/25 to 5/1/46	247,944,235	263,695,310
3.5% 4/1/31	3,601,500	3,822,109
3.5% 7/1/31	3,600,000	3,814,574
3.5% 7/1/46 (d)	9,700,000	10,231,875
3.5% 7/1/46 (d)	9,240,000	9,746,652
4% 11/1/31 to 2/1/46	209,568,371	226,672,820
4.5% 7/1/33 to 4/1/45	66,763,600	73,344,934
5% 10/1/21 to 11/1/44	44,249,635	49,356,705
5.5% 10/1/17 to 9/1/41	19,044,008	21,662,959
6% 7/1/19 to 1/1/42	23,448,415	27,000,631
6.5% 7/1/16 to 11/1/16	1,601	1,607
7% 9/1/16 to 6/1/32	1,118,023	1,307,605
7.5% 2/1/22 to 11/1/31	909,087	1,085,814
8% 6/1/29	622	763

TOTAL FANNIE MAE		929,213,090

Freddie Mac - 7.4%
2.494% 4/1/35 (b)	618,008	642,273
2.683% 1/1/35 (b)	47,699	50,450
2.759% 5/1/35 (b)	300,887	317,339
3% 10/1/28 to 12/1/45	68,085,949	71,059,072
3% 2/1/31	900,000	948,203
3% 7/1/46	31,100,000	32,228,451
3% 7/1/46	24,800,000	25,699,858
3.5% 6/1/27 to 5/1/46	175,654,644	186,826,074
3.569% 10/1/35 (b)	114,274	121,719
4% 6/1/24 to 4/1/46	102,271,415	110,656,575
4.5% 7/1/25 to 10/1/41	28,910,812	31,833,496
5% 4/1/38 to 7/1/41	16,577,979	18,707,139
5.5% 8/1/23 to 6/1/41	25,487,864	28,959,607
6% 7/1/37 to 8/1/37	812,984	932,087
6.5% 9/1/39	1,322,456	1,525,953
7.5% 11/1/16 to 6/1/32	405,894	479,087
8% 7/1/25 to 4/1/27	18,563	22,093
8.5% 2/1/19 to 5/1/22	1,471	1,656

TOTAL FREDDIE MAC		511,011,132

Ginnie Mae - 5.6%
3% 12/20/42 to 2/20/43	33,252,452	34,859,467
3% 7/1/46 (d)	6,850,000	7,158,300
3% 7/1/46 (d)	28,200,000	29,469,206
3% 7/1/46 (d)	2,100,000	2,194,515
3% 8/1/46 (d)	14,600,000	15,228,022
3% 8/1/46 (d)	9,600,000	10,012,946
3% 8/1/46 (d)	9,550,000	9,960,795
3.5% 1/15/41 to 6/20/46	129,508,552	138,112,743
3.5% 7/1/46 (d)	9,800,000	10,398,824
3.5% 7/1/46 (d)	4,400,000	4,668,860
3.5% 7/1/46 (d)	4,810,000	5,103,913
4% 8/20/40 to 8/15/43	45,671,874	49,625,615
4.5% 5/15/39 to 5/20/41	42,898,003	47,047,118
5% 3/15/39 to 9/15/41	7,186,486	8,091,259
5.5% 11/20/33 to 12/15/38	5,260,774	6,052,956
7% 6/15/24 to 9/15/32	2,406,194	2,876,994
7.5% 3/15/22 to 8/15/28	520,663	603,875
8% 4/15/24 to 12/15/25	53,985	63,369
8.5% 8/15/29 to 11/15/31	87,008	107,497

TOTAL GINNIE MAE		381,636,274

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,787,210,024)		1,821,860,496

Asset-Backed Securities - 1.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1583% 4/25/35 (b)	$431,966	$389,971
Airspeed Ltd. Series 2007-1A Class C1, 2.9421% 6/15/32 (a)(b)	3,531,833	944,765
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5033% 12/25/33 (b)	28,114	25,595
Series 2004-R2 Class M3, 1.2783% 4/25/34 (b)	58,421	43,638
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2333% 3/25/34 (b)	31,145	27,242
Series 2006-W4 Class A2C, 0.6133% 5/25/36 (b)	736,743	242,205
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,064,046
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.586% 12/25/36 (b)	1,172,000	651,579
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7033% 3/25/32 (b)	16,339	15,244
Series 2004-3 Class M4, 1.9083% 4/25/34 (b)	39,570	33,746
Series 2004-4 Class M2, 1.2483% 6/25/34 (b)	61,690	57,099
Series 2004-7 Class AF5, 5.868% 1/25/35	1,454,426	1,499,491
Fannie Mae Series 2004-T5 Class AB3, 1.3664% 5/28/35 (b)	25,289	22,021
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.621% 8/25/34 (b)	189,000	177,732
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2783% 3/25/34 (b)	4,686	3,840
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,948,175
Fremont Home Loan Trust Series 2005-A Class M4, 1.4733% 1/25/35 (b)	225,345	118,358
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	654,795	542,686
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,469,103	6,477,190
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7733% 8/25/33 (b)	556,717	516,534
Series 2003-3 Class M1, 1.736% 8/25/33 (b)	271,626	252,789
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	21,396	19,577
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.636% 1/25/37 (b)	805,000	503,393
Invitation Homes Trust Series 2015-SFR3 Class E, 4.184% 8/17/32 (a)(b)	3,623,000	3,575,057
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	21,871	21,688
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.5783% 7/25/33 (b)	2,184,477	2,001,213
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4283% 7/25/34 (b)	20,620	19,009
Series 2006-FM1 Class A2B, 0.556% 4/25/37 (b)	55,030	54,373
Series 2006-OPT1 Class A1A, 0.9733% 6/25/35 (b)	448,366	430,040
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1333% 8/25/34 (b)	37,283	31,600
Series 2004-NC6 Class M3, 2.6283% 7/25/34 (b)	113,364	109,905
Series 2004-NC8 Class M6, 2.3283% 9/25/34 (b)	129,155	118,649
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	143,280	128,851
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	6,366,908	6,374,465
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (b)	928,000	867,395
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.321% 9/25/34 (b)	346,000	313,412
Class M4, 2.621% 9/25/34 (b)	444,000	275,528
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2533% 4/25/33 (b)	3,323	2,785
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	7,909,000	8,003,358
Series 2014-1 Class D, 2.91% 4/15/20	7,746,000	7,855,407
Series 2014-4:
Class C, 2.6% 11/16/20	4,282,000	4,331,752
Class D, 3.1% 11/16/20	7,371,000	7,511,603
Series 2015-1 Class A3, 1.27% 2/15/19	19,806,000	19,815,105
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	280,981	264,560
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	6,295,733	6,317,140
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1783% 9/25/34 (b)	24,926	21,388
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.306% 9/25/34 (b)	18,730	16,654
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	13,823	13,817
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	4,723,222	4,690,460
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	4,485,793	4,455,140
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	17,894,584	17,785,281
TOTAL ASSET-BACKED SECURITIES
(Cost $122,849,203)		119,982,551

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.656% 5/25/47 (b)	196,284	181,547
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6233% 2/25/37 (b)	347,356	315,570
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	4,620,430	4,621,152
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.736% 7/25/35 (b)	1,222,481	1,173,701
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7879% 6/10/35 (a)(b)	99,647	85,260
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	14,045	13,709

TOTAL PRIVATE SPONSOR		6,390,939

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,248,740	1,342,112
Series 1999-57 Class PH, 6.5% 12/25/29	1,134,491	1,310,741

TOTAL U.S. GOVERNMENT AGENCY		2,652,853

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,708,708)		9,043,792

Commercial Mortgage Securities - 7.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4791% 2/14/43 (b)(e)	868,385	2,587
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	1,905,239	1,903,103
Series 2007-2 Class A4, 5.625% 4/10/49 (b)	16,057,725	16,184,769
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 2.4845% 5/15/32 (a)(b)	4,902,000	4,814,678
Class D, 3.3345% 5/15/32 (a)(b)	3,103,000	2,960,742
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7283% 12/25/33 (a)(b)	16,697	15,152
Series 2005-3A:
Class A2, 0.8533% 11/25/35 (a)(b)	126,227	108,564
Class M2, 0.9433% 11/25/35 (a)(b)	27,529	21,513
Class M3, 0.9633% 11/25/35 (a)(b)	24,674	18,594
Class M4, 1.0533% 11/25/35 (a)(b)	30,792	22,867
Series 2005-4A:
Class A2, 0.8433% 1/25/36 (a)(b)	449,918	388,120
Class B1, 1.8533% 1/25/36 (a)(b)	18,265	14,806
Class M1, 0.9033% 1/25/36 (a)(b)	145,220	113,810
Class M2, 0.9233% 1/25/36 (a)(b)	43,434	33,013
Class M3, 0.9533% 1/25/36 (a)(b)	63,616	46,362
Class M4, 1.0633% 1/25/36 (a)(b)	33,124	23,613
Class M5, 1.1033% 1/25/36 (a)(b)	33,124	23,679
Class M6, 1.1533% 1/25/36 (a)(b)	35,318	25,335
Series 2006-1:
Class A2, 0.8133% 4/25/36 (a)(b)	69,525	58,253
Class M6, 1.0933% 4/25/36 (a)(b)	23,402	16,045
Series 2006-2A:
Class M1, 0.7633% 7/25/36 (a)(b)	59,767	48,860
Class M2, 0.7833% 7/25/36 (a)(b)	42,124	32,406
Class M3, 0.8033% 7/25/36 (a)(b)	33,081	25,378
Class M4, 0.8733% 7/25/36 (a)(b)	22,275	17,091
Class M5, 0.9233% 7/25/36 (a)(b)	27,347	20,007
Series 2006-3A Class M4, 0.8833% 10/25/36 (a)(b)	17,954	2,392
Series 2006-4A:
Class A2, 0.7233% 12/25/36 (a)(b)	1,034,525	851,477
Class M1, 0.7433% 12/25/36 (a)(b)	74,707	50,677
Class M2, 0.7633% 12/25/36 (a)(b)	47,423	28,014
Class M3, 0.7933% 12/25/36 (a)(b)	48,072	24,575
Series 2007-1 Class A2, 0.7233% 3/25/37 (a)(b)	187,239	157,582
Series 2007-2A:
Class A1, 0.7233% 7/25/37 (a)(b)	825,501	689,881
Class A2, 0.7733% 7/25/37 (a)(b)	773,299	610,401
Class M1, 0.8233% 7/25/37 (a)(b)	258,799	195,110
Class M2, 0.8633% 7/25/37 (a)(b)	99,538	70,346
Class M3, 0.9433% 7/25/37 (a)(b)	75,768	50,092
Series 2007-3:
Class A2, 0.7433% 7/25/37 (a)(b)	277,753	219,057
Class M1, 0.7633% 7/25/37 (a)(b)	145,354	110,144
Class M2, 0.7933% 7/25/37 (a)(b)	154,202	111,257
Class M3, 0.8233% 7/25/37 (a)(b)	252,474	165,364
Class M4, 0.9533% 7/25/37 (a)(b)	395,932	181,892
Class M5, 1.0533% 7/25/37 (a)(b)	185,681	32,376
Series 2007-4A Class M1, 1.4033% 9/25/37 (a)(b)	40,792	13,769
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class A4, 5.537% 10/12/41	1,701,706	1,706,801
C-BASS Trust floater Series 2006-SC1 Class A, 0.7233% 5/25/36 (a)(b)	55,037	53,792
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4345% 12/15/27 (a)(b)	3,067,000	2,992,269
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	6,311,000	6,382,268
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	2,852,478	2,853,796
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2921% 4/15/17 (a)(b)	82,454	82,291
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	22,911,883	22,949,685
Series 2007-C3 Class A4, 5.6995% 6/15/39 (b)	18,112,756	18,426,407
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	7,373,959	7,625,469
CSMC Series 2015-TOWN:
Class B, 2.3345% 3/15/17 (a)(b)	1,452,000	1,418,047
Class C, 2.6845% 3/15/17 (a)(b)	1,415,000	1,374,742
Class D, 3.6345% 3/15/17 (a)(b)	2,141,000	2,083,593
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	7,520,000	7,743,009
Class CFX, 3.3822% 12/15/34 (a)(b)	6,312,000	6,384,818
Class DFX, 3.3822% 12/15/34 (a)(b)	5,350,000	5,325,351
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	24,598,449	25,071,489
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	25,767,874	26,004,696
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,863,941	1,866,968
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,550,000	1,558,595
Class DFX, 4.4065% 11/5/30 (a)	14,762,000	14,849,607
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0921% 4/15/27 (a)(b)	2,472,000	2,405,501
Class D, 2.6921% 4/15/27 (a)(b)	5,271,000	5,091,798
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	386,855	386,482
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,356,463	3,379,774
Series 2007-CB18 Class A4, 5.44% 6/12/47	16,724,530	16,978,656
Series 2007-LD11 Class A4, 5.7428% 6/15/49 (b)	87,242,206	88,811,083
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9233% 7/15/44 (b)	5,584,178	5,797,270
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	10,637,203	10,770,471
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8319% 6/12/50 (b)	4,610,000	4,712,347
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	1,755,691	1,764,757
Series 2007-5 Class A4, 5.378% 8/12/48	15,327,506	15,490,180
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	11,060,000	11,238,935
Series 2007-7 Class A4, 5.739% 6/12/50 (b)	998,091	1,027,298
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.6245% 10/15/20 (a)(b)	62,749	62,753
Class E, 0.6845% 10/15/20 (a)(b)	542,000	542,027
Class F, 0.7345% 10/15/20 (a)(b)	326,000	326,016
Class G, 0.7745% 10/15/20 (a)(b)	402,000	402,020
Class H, 0.8645% 10/15/20 (a)(b)	253,000	252,129
Class J, 1.0145% 10/15/20 (a)(b)	146,169	141,350
Series 2007-IQ14 Class A4, 5.692% 4/15/49	6,827,000	6,955,202
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	4,103,342	1,983,862
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	53,094,352
Series 2007-C31:
Class A4, 5.509% 4/15/47	29,882,298	30,313,628
Class A5, 5.5% 4/15/47	6,261,000	6,435,544
Series 2007-C33 Class A4, 5.9483% 2/15/51 (b)	32,728,973	33,406,351
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $521,998,587)		489,027,232

Municipal Securities - 3.5%
Chicago Gen. Oblig.:
(Taxable Proj.):	$	$
Series 2010 C1, 7.781% 1/1/35	1,575,000	1,721,727
Series 2012 B, 5.432% 1/1/42	5,545,000	4,717,908
6.314% 1/1/44	36,730,000	34,151,187
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,171,667	3,269,100
4.95% 6/1/23	11,575,000	12,410,368
5.1% 6/1/33	99,540,000	95,664,908
Series 2010 5, 6.2% 7/1/21	3,770,000	4,122,269
Series 2010-1, 6.63% 2/1/35	19,115,000	20,358,048
Series 2010-3:
6.725% 4/1/35	16,145,000	17,414,320
7.35% 7/1/35	8,115,000	9,013,006
Series 2011:
5.365% 3/1/17	250,000	256,130
5.665% 3/1/18	7,745,000	8,160,984
5.877% 3/1/19	19,560,000	21,180,546
Series 2013:
1.84% 12/1/16	5,060,000	5,063,491
3.6% 12/1/19	4,360,000	4,478,069
TOTAL MUNICIPAL SECURITIES
(Cost $247,687,735)		241,982,061

Foreign Government and Government Agency Obligations - 0.9%
Brazilian Federative Republic 4.875% 1/22/21	$15,000,000	$15,802,500
United Mexican States 3.5% 1/21/21	40,137,000	42,344,535
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $56,217,055)		58,147,035

Bank Notes - 1.0%
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,589,552
3.1% 6/4/20	10,724,000	10,969,590
8.7% 11/18/19	1,160,000	1,365,915
KeyBank NA:
2.25% 3/16/20	20,000,000	20,276,640
6.95% 2/1/28	850,000	1,100,192
Regions Bank 7.5% 5/15/18	18,822,000	20,641,993
TOTAL BANK NOTES
(Cost $64,981,071)		66,943,882
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.43% (f)
(Cost $359,539,886)	359,539,886	359,539,886
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $7,007,152,217)		7,125,569,728
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(249,122,421)
NET ASSETS - 100%		$6,876,447,307

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/31	$(13,900,000)	$(14,571,857)
3% 7/1/31	(900,000)	(943,502)
3% 7/1/31	(900,000)	(943,502)
3% 7/1/31	(13,900,000)	(14,571,857)
3.5% 7/1/31	(3,600,000)	(3,814,574)
3.5% 7/1/46	(2,900,000)	(3,059,014)
3.5% 7/1/46	(9,900,000)	(10,442,842)
3.5% 7/1/46	(12,700,000)	(13,396,373)
3.5% 7/1/46	(3,600,000)	(3,797,397)
4% 7/1/46	(7,800,000)	(8,362,858)
4% 7/1/46	(15,900,000)	(17,047,365)
4% 7/1/46	(5,600,000)	(6,004,103)

TOTAL FANNIE MAE		(96,955,244)

Ginnie Mae
3% 7/1/46	(1,700,000)	(1,776,512)
3% 7/1/46	(1,000,000)	(1,045,007)
3% 7/1/46	(700,000)	(731,505)
3% 7/1/46	(14,600,000)	(15,257,107)
3% 7/1/46	(9,600,000)	(10,032,070)
3% 7/1/46	(9,550,000)	(9,979,818)

TOTAL GINNIE MAE		(38,822,019)

TOTAL TBA SALE COMMITMENTS
(Proceeds $135,606,609)		$(135,777,263)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	$8,098	$(674)	$0	$(674)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 16,104	(81)	0	(81)

TOTAL CREDIT DEFAULT SWAPS						$(755)	$0	$(755)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $485,953,535 or 7.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $299,112.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$615,110
Total	$615,110

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,183,507,804	$--	$3,183,507,804	$--
U.S. Government and Government Agency Obligations	775,534,989	--	775,534,989	--
U.S. Government Agency - Mortgage Securities	1,821,860,496	--	1,821,860,496	--
Asset-Backed Securities	119,982,551	--	117,340,128	2,642,423
Collateralized Mortgage Obligations	9,043,792	--	9,043,792	--
Commercial Mortgage Securities	489,027,232	--	486,923,943	2,103,289
Municipal Securities	241,982,061	--	241,982,061	--
Foreign Government and Government Agency Obligations	58,147,035	--	58,147,035	--
Bank Notes	66,943,882	--	66,943,882	--
Money Market Funds	359,539,886	359,539,886	--	--
Total Investments in Securities:	$7,125,569,728	$359,539,886	$6,761,284,130	$4,745,712
Derivative Instruments:
Liabilities
Swaps	$(755)	$--	$(755)	$--
Total Liabilities	$(755)	$--	$(755)	$--
Total Derivative Instruments:	$(755)	$--	$(755)	$--
Other Financial Instruments:
TBA Sale Commitments	$(135,777,263)	$--	$(135,777,263)	$--
Total Other Financial Instruments:	$(135,777,263)	$--	$(135,777,263)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $7,002,584,047. Net unrealized appreciation aggregated $122,985,681, of which $221,440,670 related to appreciated investment securities and $98,454,989 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016